Consolidated Segment Data (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments [Abstract]
Schedule of total non-current assets by geographical segment
	For the years ended December 31,
	2022	2021	2020
Revenues(1)
Secured logistics	$30,907,623	$34,300,213	$37,427,994
Information security	512,300	484,318	-
Robotics AI solutions	1,272,236	368,659	220,788
General security solutions	1,785,789	-	-
	$34,477,948	$35,153,190	$37,648,782

(1)	Revenue excludes intercompany sales.

	For the years ended December 31,
	2022	2021	2020
Operating loss
Secured logistics	$(1,353,365)	$(808,162)	$(709,415)
Information security	(61,900)	48,726	-
Robotics AI solutions	(11,227,391)	(1,072,133)	(157,967)
General security solutions	(178,580)	-	-
Corporate and others (2)	(4,066,903)	(1,872,155)	(1,255,168)
Operating loss	$(16,888,139)	$(3,703,724)	$(2,122,550)
Total other income from five segments	88,732	285,220	52,956
Foreign exchange losses, net:
- Secured logistics	(629,844)	(1,814,948)	69,521
- Information security	-	(1,514)	-
- Robotics AI solutions	37,503	(1,511)	-
- Corporate and others	1,376	(3,202)	(598)
Finance costs:
- Secured logistics	(802,438)	(885,183)	(806,031)
- Information security	(1,648)	-	-
- Robotics AI solutions	(22,695)	(2,793)	-
- General security solutions	(946)	-	-
- Corporate and others	(315,751)	(96,867)	(92,716)
Loss before income tax	(18,533,850)	(6,224,552)	(2,899,418)
Provision for income tax (expense) benefit	(132,208)	732,868	(242,837)
Net loss for the year	(18,666,058)	(5,491,654)	(3,142,255)
Less: Loss attributable to the non-controlling interest	101,264	9,727	16,231
Net loss attributable to equity holders of the Company	(18,564,794)	(5,481,927)	(3,126,024)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Schedule of depreciation and amortization by segment
	For the years ended December 31,
	2022	2021	2020
Depreciation and amortization:
Secured logistics	$3,373,660	$4,407,085	$5,011,496
Robotics AI solutions	2,497,153	625,557	22,523
General security solutions	110,594	-	-
	$5,981,407	$5,032,642	$5,034,019

Schedule of the total assets by segment
Total assets	As at December 31,
	2022	2021
Secured logistics	$25,315,845	$27,653,957
Information security	615,517	672,215
Robotics AI solutions	23,577,547	6,655,610
General security solutions	4,260,811	-
Corporate and others	7,397,254	6,770,455
	$61,166,974	$41,752,237

Schedule of total non-current assets by geographical segment
Total non-current assets	As at December 31,
	2022	2021
The PRC (including Hong Kong and Macau)	$11,234,176	$2,089,886
Thailand	14,223,714	17,704,463
Other countries	446,020	-
	$25,903,910	$19,794,349